Note 5 - Stockholders' Equity- Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Outstanding, number of shares (in shares)	13,367
Outstanding, weighted average exercise price (in dollars per share)	$ 317.75
Outstanding, weighted average remaining contractual term (Year)	8 years 7 months 6 days	8 years 7 months 6 days
Outstanding, aggregate intrinsic value	$ 0	$ 58,500
Granted, number of shares (in shares)	32,212
Granted, weighted average exercise price (in dollars per share)	$ 62
Exercised, number of shares (in shares)	0
Exercised, weighted average exercise price (in dollars per share)	$ 0
Forfeited or expired, number of shares (in shares)	0
Forfeited or expired, weighted average exercise price (in dollars per share)	$ 0
Outstanding, number of shares (in shares)	45,579	13,367
Outstanding, weighted average exercise price (in dollars per share)	$ 137.2	$ 317.75
Exercisable, number of shares (in shares)	9,531
Exercisable, weighted average exercise price (in dollars per share)	$ 423.93
Exercisable, weighted average remaining contractual term (Year)	7 years 2 months 12 days
Exercisable, aggregate intrinsic value	$ 0